Pension Plan (Details) - Unrecognized pension costs in other comprehensive loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized pension costs in other comprehensive loss [Abstract]
Balance at beginning of year	$ 5,852	$ 4,456
Net actuarial loss	993	1,743
Recognized loss	(484)	(347)
Balance at end of year	$ 6,361	$ 5,852